Guarantees and purchase obligations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Guarantees and purchase obligations

36.  Guarantees and purchase obligations

At 31 December 2022, outstanding purchase commitments with respect to property, plant and equipment, inventory, advertising and sponsorship amount to TL 3,927,476 (31 December 2021: TL 2,154,164). Payments for these commitments will be made within 4 years.

The Group is contingently liable in respect of letters of guarantee obtained from banks and given to public institutions and private entities, and financial guarantees provided to subsidiaries amounting to TL 9,824,311 at 31 December 2022 (31 December 2021: TL 11,393,815).

BeST has an investment commitment covers the years 2022-2032 with a total investment amount of not less than USD 100,000 equivalent to TL 1,869,830 in accordance with the aggreement which signed between the Republic of Belarus, BeST and the Company on 30 November 2022.

The Company has resale commitment regarding to reverse repo receivables amounting TL 3,704,160 as of 31 December 2022 (31 December 2021: None).